Income Taxes	12 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
Income Taxes
16 - Income Taxes
The components of income before provision for income taxes are as follows:

	Fiscal Year Ended March 31,
(in millions)	2026	2025	2024
United Kingdom	$828	$526	$139
Foreign	329	194	73
Income before provision for income taxes	$1,157	$720	$212
The benefit (expense) for income taxes consists of the following:

	Fiscal Year Ended March 31,
(in millions)	2026	2025	2024
Current:
United Kingdom	$—	$(1)	$2
Foreign	(238)	(145)	(178)
Total current tax benefit (expense)	$(238)	$(146)	$(176)
Deferred:
United Kingdom	$27	$97	$114
Foreign	(42)	121	156
Total deferred tax benefit (expense)	$(15)	$218	$270
Total income tax benefit (expense)	$(253)	$72	$94
A reconciliation of the United Kingdom statutory income tax rate to our effective tax rate after the prospective adoption of ASU 2023-09 is as follows:

	Fiscal Year Ended March 31,
	2026
(in millions, except percentages)	Amount	Percent
United Kingdom statutory income tax rate	$(289)	25.0%
Foreign tax effects
United States
State and local income taxes, net of federal income tax effect	30	(2.6)%
Research and development tax credits	35	(3.0)%
Share-based compensation	25	(2.2)%
Withholding tax	(15)	1.3%
Other	3	(0.3)%
China
Withholding tax	(81)	7.0%
Singapore
Withholding tax	(18)	1.6%
South Korea
Withholding tax	(30)	2.6%
Taiwan
Withholding tax	(51)	4.4%
Other foreign jurisdictions	(33)	2.9%
Tax credits
Research and development tax credits	25	(2.2)%
Foreign tax credit	62	(5.4)%
Nontaxable or nondeductible items
Share-based compensation	34	(2.9)%
Foreign tax deduction	36	(3.1)%
Other	(6)	0.5%
Changes in unrecognized tax benefits	(66)	5.7%
Other Adjustments
Patent box benefit	86	(7.4)%
Income tax benefit (expense)	$(253)	21.9%
A reconciliation of the tax benefit (expense) at the United Kingdom statutory income tax rate to the actual tax benefit (expense) prior to the adoption of ASU 2023-09 is as follows:

	Fiscal Year Ended March 31,
(in millions)	2025	2024
Income tax benefit (expense) at statutory rate	$(180)	$(53)
Foreign tax rate differential	(10)	(14)
Research and development tax credits	85	94
Change in valuation allowance	—	(4)
Non-deductible/non-taxable items	(10)	(3)
Patent box benefit	38	(4)
Contingency reserve	19	—
Impact of U.K. rate change	(22)	(3)
Withholding tax	(97)	(122)
Gains exempt from U.K. tax	(2)	(3)
Windfall tax benefit associated with share-based compensation	251	206
Income tax benefit (expense)	$72	$94
The significant components of deferred tax assets and liabilities are as follows:

	As of
(in millions)	March 31, 2026	March 31, 2025
Tax losses and research and development tax credits	$522	$549
Share-based compensation	58	41
Lease liabilities	28	25
Fixed assets	25	21
Other	28	38
Total gross deferred tax assets	661	674
Less: Valuation allowance	(11)	(26)
Total deferred tax assets, net of valuation allowance	650	648
Deferred income	(213)	(206)
Outside basis differences	(44)	(52)
Right-of-use assets	(23)	(23)
Acquired intangibles	(6)	(6)
Other	(28)	(1)
Total deferred tax liabilities	(314)	(288)
Net deferred tax assets (liabilities)	336	360
As of March 31, 2026, the valuation allowance was $11.3 million, mostly related to certain U.K. tax loss carryforwards. As of March 31, 2025, the valuation allowance was $26.4 million, mostly related to certain U.K. tax losses and certain state research and development tax credit carryforwards. During the fiscal year ended March 31, 2026, the valuation allowance on our net deferred tax assets decreased by $15.1 million.
As of March 31, 2026, the Company’s U.K. trading loss and R&D expenditure credit carryforwards were $338.9 million and $120.7 million, respectively. These have no expiration date. The Company also has U.S. federal net operating loss carryforwards of $420.0 million, of which $414.1 million has no expiration date and $5.9 million will expire between fiscal years 2034 and 2037. The Company also has state net operating loss carryforwards of $301.8 million, which will expire at various dates through fiscal year 2047. The Company also has U.S. federal research and development tax credit carryforwards of approximately $257.1 million, which will expire between fiscal years 2034 and 2046. In addition, the
Company has state research and development tax credit carryforwards of approximately $145.7 million, of which $39.1 million has no expiration date and $106.6 million will expire between fiscal years 2033 and 2046.
Utilization of the U.S. federal net operating loss and research and development tax credit carryforwards may be subject to annual limitations due to the ownership change limitations provided by the U.S. Internal Revenue Code of 1986, as amended, and similar state provisions. Such annual limitations could result in the expiration of the net operating loss and tax credit carryforwards before their utilization. The events that may cause ownership changes include, but are not limited to, a cumulative stock ownership change of greater than 50% over a three-year period.
The following table reflects changes in gross unrecognized tax benefits:

	Fiscal Year Ended March 31,
(in millions)	2026	2025	2024
Gross unrecognized tax benefits—April 1	$101	$83	$62
Gross increases—tax positions in prior period	88	—	5
Gross decreases—tax positions in prior period	(12)	(11)	(1)
Gross increases—tax positions in current period	23	31	19
Settlements	—	(2)	—
Lapse of statute of limitations	—	—	(1)
Foreign exchange	—	—	(1)
Gross unrecognized tax benefits— March 31	$200	$101	$83
Included in the balance of unrecognized tax benefits as of March 31, 2026, 2025 and 2024, are $171.8 million, $76.0 million and $71.9 million, respectively, of tax benefits that, if recognized, would affect the effective tax rate.
The Company recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense. The Company recognized (benefit) expense of $2.8 million, $(13.8) million and $1.8 million for interest and penalties associated with income tax liabilities as of March 31, 2026, 2025 and 2024, respectively. As of March 31, 2026, 2025 and 2024, the Company had total accrued interest and penalties of $4.4 million, $1.6 million and $15.5 million, respectively, which is included in other non-current liabilities on the Consolidated Balance Sheets.
While the Company believes it has adequately provided for all tax positions, amounts asserted by tax authorities could be greater or less than the position. Accordingly, provisions on federal, state and foreign tax-related matters to be recorded in the future may change as revised estimates are made or the underlying matters are settled or otherwise resolved. As of March 31, 2026, the Company has not identified any positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next twelve months.
The Company is subject to taxation in the United Kingdom and various foreign jurisdictions. As of March 31, 2026, our U.K. tax returns for fiscal year 2019 and all subsequent years remain subject to examination. Our U.S. Federal tax returns remain subject to examination for the calendar year 2003 and most subsequent years.
Cash paid for income taxes (net of refunds received) by jurisdiction pursuant to the disclosure requirements of ASU 2023-09 for the fiscal year ended March 31, 2026 is as follows:

Fiscal Year Ended March 31,
(in millions)	2026
United Kingdom	$—
Foreign
China	81
Taiwan	51
South Korea	30
United States	17
Singapore	18
India	12
Other	14
Total cash paid for income taxes	$223